Vessel Revenue (Tables)	6 Months Ended
Jun. 30, 2025
Vessel Revenue [Abstract]
Revenue from Charterers
Charterers individually accounting for more than 10% of revenues during the six-month periods ended June 30, 2025 and 2024 were:

Customer	2025	2024
A	36%	34%
B	24%	-
C	18%	23%
D	-	13%
Total	78%	70%